Stock Compensation Plans Share Based Compensation, Effect of Spinoff (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended			12 Months Ended			3 Months Ended		0 Months Ended	12 Months Ended
	Dec. 31, 2013	Mar. 31, 2011 Stock Options	Dec. 31, 2013 Stock Options	Dec. 31, 2012 Stock Options	Dec. 31, 2011 Stock Options	Mar. 30, 2011 Stock Options	Dec. 31, 2013 Stock Options HII Plan	Dec. 31, 2013 Stock Options Northrop Grumman Plan	Mar. 30, 2011 Stock Options Northrop Grumman Plan	Dec. 31, 2012 Stock Options 2011 Long Term Incentive Stock Plan	Mar. 31, 2011 Stock Options 2011 Long Term Incentive Stock Plan	Mar. 30, 2011 Stock Options 2011 Long Term Incentive Stock Plan	Mar. 31, 2012 Restricted stock rights 2011 Long Term Incentive Stock Plan	Mar. 31, 2011 Restricted stock rights 2011 Long Term Incentive Stock Plan	Mar. 31, 2011 Restricted performance stock rights	Dec. 31, 2013 Restricted performance stock rights 2011 Long Term Incentive Stock Plan
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Exercised			$ 11	$ 3
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted Average Remaining Contractual Term - Outstanding		3 years 7 months	2 years 1 month	2 years 7 months	2 years 11 months
Effect of the Spin-Off [Abstract]
Incentive stock plan conversion factor determined in spin-off agreement						1.65
Stock options, outstanding		1,647,000	819,000	1,166,000	1,583,000				1,000,000
Stock options issued, number after conversion										1,600,000
Exercised - Shares			(346,000)	(405,000)	(64,000)
Exercised - Weighted Average Exercise Price			$ 29.66	$ 33.04	$ 28.10
Canceled and Forfeited - Shares			(1,000)	(12,000)
Canceled and forefeited - Weighted Average Exercise Price			$ 28.51	$ 34.01
Vesting rate							.33	.25
Vesting period	3 years						3 years	4 years					3 years
Number of years until expiration							7 years	10 years
Options fully vested at time of conversion, number												1,400,000
Intrinsic value of options at conversion			$ 45	$ 12	$ (3)						$ 15
Stock awards, granted														700,000	1,200,000	500,000